Debt - Summary of Interest Rate Swaps Activity Recorded in Other Comprehensive Income Before Tax (Details 3) (Interest Rate Swap [Member], Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest rate swap activity recorded in Other comprehensive earnings before tax
Unrealized gain (loss)	$ (510)	$ 289	$ (1,607)
Interest Expense [Member]
Interest rate swap activity recorded in Other comprehensive earnings before tax
Realized loss reclassified to interest expense	$ 488	$ 319